Loans - Age Analysis of Past Due Loans (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 2,116	$ 1,019	$ 228
Current	337,650	327,303	109,396
Nonaccrual Loans	953	751	892
Total loans	340,719	329,073	110,516
Real Estate Mortgage Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	290,996	284,930	92,345
Real Estate Mortgage Loans [Member] | One-to Four-Family Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,200	268	59
Current	65,475	67,861	51,901
Nonaccrual Loans	40	40
Total loans	66,715	68,169	51,960
Real Estate Mortgage Loans [Member] | Commercial Real Estate and Multi-Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	498	355
Current	197,928	191,660	32,541
Nonaccrual Loans	746	553	124
Total loans	199,172	192,568	32,665
Real Estate Mortgage Loans [Member] | Construction and Land [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	257	192
Current	17,297	17,220	7,075
Nonaccrual Loans	156	158
Total loans	17,710	17,570	7,075
Real Estate Mortgage Loans [Member] | Home Equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		11
Current	7,399	6,612	645
Total loans	7,399	6,623	645
Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	161	193	167
Current	47,150	41,224	15,838
Nonaccrual Loans	11		768
Total loans	47,311	41,417	16,773
Consumer Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due			2
Current	2,401	2,726	1,396
Total loans	2,412	2,726	1,398
Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,570	1,006	228
Financing Receivables, 30 to 59 Days Past Due [Member] | Real Estate Mortgage Loans [Member] | One-to Four-Family Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	952	255	59
Financing Receivables, 30 to 59 Days Past Due [Member] | Real Estate Mortgage Loans [Member] | Commercial Real Estate and Multi-Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	498	355
Financing Receivables, 30 to 59 Days Past Due [Member] | Real Estate Mortgage Loans [Member] | Construction and Land [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	55	192
Financing Receivables, 30 to 59 Days Past Due [Member] | Real Estate Mortgage Loans [Member] | Home Equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		11
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	65	193	167
Financing Receivables, 30 to 59 Days Past Due [Member] | Consumer Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due			$ 2
Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	546	13
Financing Receivables, 60 to 89 Days Past Due [Member] | Real Estate Mortgage Loans [Member] | One-to Four-Family Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	248	$ 13
Financing Receivables, 60 to 89 Days Past Due [Member] | Real Estate Mortgage Loans [Member] | Construction and Land [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	202
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 96